Intangible Content Assets - Schedule of Intangible Content Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Content assets	$ 461,889	$ 706,572
Impairment of intangible assets	(431,200)	(423,335)
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Content assets	2,274,398	2,066,735
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Content assets	(975,773)	(954,628)
Impairment Loss
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	(836,735)	(405,535)
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Content assets	301,979	354,075
Impairment of intangible assets	(557,510)	(366,703)
Film and Content Rights | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Content assets	1,835,263	1,675,406
Film and Content Rights | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Content assets	(975,774)	(954,628)
Content Advances
Disclosure of detailed information about intangible assets [line items]
Content assets	152,721	339,436
Impairment of intangible assets	(274,325)	(38,832)
Content Advances | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Content assets	427,046	378,268
Content Advances | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Content assets
Film Productions
Disclosure of detailed information about intangible assets [line items]
Content assets	7,189	13,061
Impairment of intangible assets	(4,900)
Film Productions | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Content assets	12,089	13,061
Film Productions | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Content assets